Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss Per Share
Loss Per Share
Note 19: Loss per share

For the years ended December 31, 2021 and 2020, the weighted average number of shares outstanding and loss per share from continuing operations were as follows:

	Years ended December 31
	2021	2020
Loss for the year from continuing operations	$16,790	$10,763
Loss for the year	16,790	14,253
Weighted average number of shares outstanding	119,701,040	80,397,193
Basic and diluted loss per share from continuing operations	$$0.14	$0.13
Basic and diluted loss per share	$$0.14	$0.18

All of the outstanding share options and share purchase warrants at December 31, 2021, and 2020 were anti-dilutive for the years then ended as the Company was in a loss position.